United States
                       Securities and Exchange Commission
                             Washington, DC 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2005

                   Date of reporting period: July 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.



AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares       Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
STOCKS - 94.75%
AUSTRALIA - 1.70%
AUSTRALIA PREFERRED STOCK - 0.15%
AMP Limited                                                   697,790   $  3,561
                                                                        --------
      TOTAL AUSTRALIA PREFERRED STOCK                                      3,561
                                                                        --------
AUSTRALIA COMMON STOCK - 1.55%
Alumina Limited                                               983,760      4,304
Commonwealth Bank of Australia                                216,840      6,388
Macquarie Airports Management Limited +                     1,997,251      5,040
Macquarie Infrastructure Group +                            1,606,645      4,833
Multiplex Group +                                           1,580,886      3,637
National Australia Bank                                       356,430      8,417
The News Corporation Limited                                  189,580      3,105
                                                                        --------
      TOTAL AUSTRALIA COMMON STOCK                                        35,724
                                                                        --------
   TOTAL AUSTRALIA                                                        39,285
                                                                        --------

CANADA COMMON STOCK - 1.71%
Alcan, Incorporated                                           138,171      4,673
BCE, Incorporated                                             318,360      7,712
Celestica, Incorporated +                                     757,200      8,809
Husky Energy, Incorporated @                                  141,880      6,129
Manulife Financial Corporation                                241,365     12,117
                                                                        --------
   TOTAL CANADA COMMON STOCK                                              39,440
                                                                        --------

DENMARK COMMON STOCK - 0.12%
Vestas Wind Systems +                                         147,226      2,694
                                                                        --------
   TOTAL DENMARK COMMON STOCK                                              2,694
                                                                        --------

FINLAND COMMON STOCK - 1.73%
KCI Konecranes Oyj @                                          112,450      5,099
M-real Oyj                                                    459,670      2,566
Nokia Oyj                                                     891,700     14,222
Stora Enso Oyj                                                241,700      3,196
UPM-Kymmene Oyj                                               768,000     14,896
                                                                        --------
   TOTAL FINLAND COMMON STOCK                                             39,979
                                                                        --------

FRANCE COMMON STOCK - 10.21%
Accor S.A. @                                                  109,880      5,582
AXA @                                                         729,681     19,870
BNP Paribas S.A. @                                            279,678     20,169
Carrefour S.A.@                                               347,797     16,373
Compagnie Generale des Etablissements Michelin @              103,230      6,349
Credit Agricole S.A. @                                        249,854      6,832
France Telecom S.A. +@                                      1,049,430     32,314
Lagardere S.C.A. @                                             84,200      6,065
Sanofi-Synthelabo @                                           473,577     40,898
Schneider Electric S.A. @                                     186,300     14,621
Suez S.A. @                                                   244,630      6,702
Total S.A. @                                                  187,300     46,818
Vinci S.A. @                                                  164,800     13,346
                                                                        --------
   TOTAL FRANCE COMMON STOCK                                             235,939
                                                                        --------

GERMANY - 7.55%
GERMANY PREFERRED STOCK - 2.00%
Commerzbank AG 2                                              134,900      3,005
Depfa Bank plc                                                585,737      9,434
Deutsche Bank AG                                               47,450      4,103
Deutsche Telekom +@                                           747,000     14,810
Heidelberger Druck @                                          144,400      4,823
Karstadt Quelle AG +@                                         150,870      2,063
Schering AG @                                                 127,800      8,025
                                                                        --------
       TOTAL GERMANY PREFERRED STOCK                                      46,263
                                                                        --------

GERMANY COMMON STOCK - 5.55%
BASF AG +@                                                     60,610      4,295
Bayer AG @                                                    137,900      4,919
Celesio AG @                                                  135,245     10,863
Deutsche Post AG                                            1,168,012     28,934
E.ON AG +@                                                    224,180     20,754
Merck KGaA @                                                   44,840      3,992

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                             Shares       Value
                                                           ----------   --------
                                                                (dollars in
                                                                 thousands)
Muenchener Rueckversicherung-Gesellschaft AG +@                23,787   $  2,769
Porsche AG                                                      6,768      5,352
Siemens AG                                                    205,575     15,838
Volkswagen AG @                                               564,920     30,589
                                                                        --------
      TOTAL GERMANY COMMON STOCK                                         128,305
                                                                        --------
   TOTAL GERMANY                                                         174,568
                                                                        --------
HONG KONG COMMON STOCK - 2.37%
Cheung Kong Holdings Limited                                  869,000      9,333
China Netcom Group                                          3,622,000      5,534
Henderson Land Development Company Limited                  2,045,000     10,343
Hutchison Whampoa Limited                                     207,000      2,016
PetroChina Company Limited                                 20,252,000     18,081
Swire Pacific Limited +                                       995,500      9,491
                                                                        --------
   TOTAL HONG KONG COMMON STOCK                                           54,798
                                                                        --------
IRELAND COMMON STOCK - 1.77%
Allied Irish Banks plc                                        308,169      6,789
Bank of Ireland                                               999,300     16,582
CRH plc                                                       616,495     17,541
                                                                        --------
   TOTAL IRELAND COMMON STOCK                                             40,912
                                                                        --------
ITALY COMMON STOCK - 2.53%
Eni S.p.A. @                                                  829,291     23,517
Finmeccanica SpA                                              358,660      6,536
Riunione Adriatica di Sicurta S.p.A                           224,303      4,480
Telecom Italia S.p.A.                                       4,407,689     14,384
UniCredito Italiano S.p.A. @                                1,789,100      9,457
                                                                        --------
   TOTAL ITALY COMMON STOCK                                               58,374
                                                                        --------
JAPAN COMMON STOCK - 15.76%
Aiful Corporation                                              72,350      5,216
Acom Company Limited                                          113,170      7,094
Alps Electric Company Limited @                               390,700      5,839
Canon, Incorporated                                           188,300      9,260
DENSO Corporation                                             105,500      2,547
East Japan Railway Company                                      1,794      8,777
FANUC Limited                                                 143,000     10,120
Fujitsu Limited                                             1,138,000      6,325
Hitachi Limited +                                             713,000      4,335
Honda Motor Company Limited                                   245,700     12,662
Hoya Corporation                                               83,700     10,315
Fuji Photo Film Company Limited                               119,000      3,707
The Joyo Bank Limited                                         583,000      2,818
Kao Corporation                                               264,000      6,033
KDDI Corporation                                                1,682      8,107
Komatsu Limited                                               581,000      5,480
Konica Corporation                                          1,304,340     11,919
Mabuchi Motor Company Limited                                  71,800      3,985
Minebea Company Limited                                     1,074,000      4,488
Mitsubishi Tokyo Financial Group, Incorporated                    984      8,259
Murata Manufacturing Company Limited                          295,800     14,302
NEC Corporation                                               434,000      2,205
Nintendo Company Limited                                       53,200      5,581
Nippon Express Company                                      1,759,500      7,524
Nippon Telegraph & Telephone Corporation +                      1,294      5,683
Nomura Holdings, Incorporated                               1,193,100     14,127
NTT DoCoMo, Incorporated                                        3,725      5,762
Promise Company Limited                                       197,050     11,984
ROHM Company Limited                                           42,100      3,818
Sekisui House Limited                                         548,000      5,506
Seiko Epson Corporation                                       143,200      4,203
Shinsei Bank, Limited                                         984,000      5,284
Shin-Etsu Chemical Company Limited                            288,800     10,939
Sompo Japan Insurance, Incorporated                           628,000      5,928
Sony Corporation                                              391,300     12,780
Sumitomo Chemical Company Limited                           1,671,600      8,480
Sumitomo Mitsui Financial Group, Incorporated +                 1,054      6,945
Sumitomo Trust and Banking Company Limited                    863,000      5,317
Takeda Chemical Industries Limited                            587,480     30,037

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
Takefuji Corporation                                          340,470   $ 22,042
Tokyo Gas Company Limited                                   2,408,000      8,759
Toyoda Gosei Company Limited @                                209,988      3,624
Toyota Motor Corporation                                      432,400     16,386
Yamanouchi Pharmaceutical Company Limited                     296,100      9,616
                                                                        --------
   TOTAL JAPAN COMMON STOCK                                              364,118
                                                                        --------

MEXICO COMMON STOCK - 0.19%
Telefonos de Mexico, S.A. de C.V., ADR                        223,400      4,305
                                                                        --------
   TOTAL MEXICO COMMON STOCK                                               4,305
                                                                        --------

NETHERLANDS COMMON STOCK - 7.39%
ABN AMRO Holding N.V. @                                       368,276      9,190
Fortis Bank N.V. +                                            169,800      4,955
Heineken N.V                                                  175,700      5,585
IHC Caland N.V                                                 78,300      5,714
ING Groep N.V                                                 859,014     25,947
Koninklijke (Royal) Philips Electronics N.V                 1,176,567     31,849
Reed Elsevier N.V                                             200,230      2,722
Royal Dutch Petroleum Company                                  13,600        834
Royal Dutch Shell plc, A shares                               999,981     30,747
Royal Dutch Shell plc, B shares                               788,215     25,019
TPG N.V. +                                                    460,481     11,706
Unilever N.V.                                                  78,447      5,252
VNU N.V.                                                      196,600      5,633
Wolters Kluwer N.V.                                           294,310      5,712
                                                                        --------
   TOTAL NETHERLANDS COMMON STOCK                                        170,865
                                                                        --------

NEW ZEALAND COMMON STOCK - 0.56%
Carter Holt Harvey Limited @                                1,070,757      1,789
Telecom Corporation of New Zealand Limited @                2,608,314     11,180
                                                                        --------
   TOTAL NEW ZEALAND COMMON STOCK                                         12,969
                                                                        --------

NORWAY COMMON STOCK - 1.49%
Frontline Limited +@                                          208,150      8,819
Norsk Hydro ASA @                                              15,490      1,467
Statoil ASA @                                                 392,200      8,466
Telenor ASA @                                               1,828,790     15,757
                                                                        --------
   TOTAL NORWAY COMMON STOCK                                              34,509
                                                                        --------

PORTUGAL COMMON STOCK - 0.99%
Energias de Portugal, S.A.                                  2,379,300      6,349
Portugal Telecom, SGPS, S.A.                                1,738,233     16,587
                                                                        --------
   TOTAL PORTUGAL COMMON STOCK                                            22,936
                                                                        --------

SINGAPORE COMMON STOCK - 1.34%
Creative Technology Limited                                   659,320      4,900
Development Bank of Singapore Group Holdings Limited        1,633,095     15,778
Oversea-Chinese Banking Corporation Limited                 1,327,980     10,286
                                                                        --------
   TOTAL SINGAPORE COMMON STOCK                                           30,964
                                                                        --------

SOUTH AFRICA COMMON STOCK - 0.01%
Sappi Limited, ADR                                             14,500        153
                                                                        --------
   TOTAL SOUTH AFRICA COMMON STOCK                                           153
                                                                        --------

SOUTH KOREA COMMON STOCK - 2.71%
Kookmin Bank, ADR @                                           262,210     13,813
Korea Electric Power Corporation                               86,860      3,015
KT Corporation +                                              151,140      6,418
LG Electronics, Incorporated                                   76,760      4,943
POSCO                                                           7,179      1,432
Samsung Electronics Company Limited                            36,645     20,078
Samsung Electronics Company Limited, GDR, 144A (Note A)        22,500      6,204
SK Telecom Company Limited                                     34,976      6,676
                                                                        --------
   TOTAL SOUTH KOREA COMMON STOCK                                         62,579
                                                                        --------

SPAIN COMMON STOCK - 2.46%
Banco Popular Espanol SA @                                    526,400      6,279
Banco Santander Central Hispano SA @                          619,194      7,654
Enagas S.A                                                    194,617      3,402

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                              Shares      Value
                                                            ---------   --------
                                                                 (dollars in
                                                                 thousands)
Cintra Concesiones de Infraestructuras de Transporte SA       139,800   $  1,680
Iberdrola S.A. @                                              227,197      5,783
Repsol YPF S.A. +@                                            284,340      7,944
Telefonica S.A. +@                                          1,440,047     24,192
                                                                        --------
   TOTAL SPAIN COMMON STOCK                                               56,934
                                                                        --------

SWEDEN COMMON STOCK - 2.26%
Atlas Copco AB @                                              491,430      8,333
Autoliv, Incorporated +@                                      156,650      6,956
Electrolux AB @                                               256,480      5,753
ForeningsSparbanken AB @                                      144,600      3,421
Nordea AB +                                                   641,720      6,132
Securitas AB @                                                397,230      6,711
Stora Enso Oyj, Series A                                       70,802        939
Stora Enso Oyj, Series R @                                    222,142      2,941
TDC A/S +@                                                    116,000      5,205
Volvo AB @                                                    140,410      5,875
                                                                        --------
   TOTAL SWEDEN COMMON STOCK                                              52,266
                                                                        --------

SWITZERLAND COMMON STOCK - 6.85%
Adecco SA @                                                   143,820      7,176
Ciba Specialty Chemicals Holding, Incorporated                139,900      8,351
Compagnie Financiere Richemont AG +                           191,300      6,726
Credit Suisse Group                                           586,687     24,507
Geberit AG                                                      7,131      4,791
Lonza Group AG @                                              162,473      8,960
Nestle SA +@                                                  114,450     31,365
Novartis AG @                                                 552,530     26,840
Swiss Reinsurance                                             220,520     14,006
Syngenta AG                                                    71,951      7,495
UBS AG                                                         68,050      5,581
Zurich Financial Services AG +                                 70,800     12,549
                                                                        --------
   TOTAL SWITZERLAND COMMON STOCK                                        158,347
                                                                        --------

UNITED KINGDOM COMMON STOCK - 23.05%
Alliance Unichem plc                                          409,450      5,964
AMVESCAP plc                                                  353,530      2,558
Anglo American plc                                            214,690      5,446
Aviva plc                                                     902,640     10,349
BAA plc                                                       950,007     10,058
BAE Systems plc +                                           5,858,540     31,617
Barclays plc                                                1,461,500     14,271
Barratt Development plc                                       567,300      7,168
BHP Billiton plc                                              233,959      3,344
BOC Group                                                     533,162     10,113
Boots Group plc                                               576,500      6,122
BP plc                                                      2,084,520     22,953
Brambles Industries plc                                       700,641      3,846
British American Tobacco Industries plc                       783,545     15,632
British Sky Broadcasting Group plc                            786,860      7,375
BT Group plc +                                              1,602,643      6,435
Cadbury Schweppes plc                                       1,838,870     17,673
Centrica plc                                                4,231,594     17,399
Cobham plc                                                    922,800      2,327
Compass Group plc                                           3,404,035     14,701
Diageo plc                                                  1,667,947     22,989
GKN plc                                                     1,586,700      7,375
GlaxoSmithKline plc +                                       2,102,525     49,470
HBOS plc                                                      438,600      6,663
HSBC Holdings plc                                           1,021,865     16,559
Imperial Tobacco Group plc                                    344,340      8,835
Kingfisher plc                                              2,072,268      9,352
Lloyds TSB Group plc                                          979,044      8,277
Marks and Spencer Group plc +                               1,358,500      8,530
National Grid Transco plc                                   1,193,300     10,962
Pearson plc                                                   476,710      5,690
Prudential plc                                              1,036,550      9,743
Reed Elsevier plc +                                           887,360      8,186
Rentokil Initial plc                                        1,495,670      4,084
Reuters Group plc +                                         1,277,072      8,657

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                           Shares       Value
                                                         ---------   -----------
                                                          (dollars in thousands)
Rolls-Royce plc                                          1,128,050   $    6,615
Royal Bank of Scotland Group plc                         1,572,093       46,711
J. Sainsbury plc                                         1,337,808        6,558
Shire Pharmaceuticals Group plc                            378,040        4,379
Smiths Group plc                                           455,630        7,657
Standard Chartered plc                                     184,450        3,591
TI Automotive *                                            681,500           --
Unilever plc                                             3,195,747       30,850
Vodafone Group plc                                       7,375,441       18,953
Yell Group plc                                             843,830        6,679
                                                                     ----------
   TOTAL UNITED KINGDOM COMMON STOCK                                    532,716
                                                                     ----------
   TOTAL STOCKS                                                       2,189,650
                                                                     ----------

                                                        Par Amount
                                                       -----------
SHORT TERM INVESTMENTS - 26.18%
American Beacon Enhanced Cash Trust (Notes B and C)    211,778,180      211,778
American Beacon Money Market Select Fund
   (Notes B and C)                                     393,376,788      393,377
                                                                     ----------
   TOTAL SHORT TERM INVESTMENTS                                         605,155
                                                                     ----------
TOTAL INVESTMENTS - 120.93% (COST $2,416,829)
   (NOTE D)                                                           2,794,805
                                                                     ----------
LIABILITIES, NET OF OTHER ASSETS - (20.93%)                            (483,789)
                                                                     ----------
TOTAL NET ASSETS - 100%                                              $2,311,016
                                                                     ==========

FUTURES CONTRACTS

                                                                  Unrealized
                              No. of    Expiration    Market     Appreciation/
          Issuer            Contracts      Date        Value    (Depreciation)
          ------            ---------   ----------   --------   --------------
France CAC 40 Index            219       Sept 2005   $ 11,867       $  448
Germany DAX Index               57       Sept 2005      8,480          378
UK FTSE 100 Index              340       Sept 2005     31,549          803
Hang Seng Index                 23        Aug 2005      2,202           14
Italy MIB 30 Index              24       Sept 2005      4,909          127
Tokyo FE TOPIX Index           242       Sept 2005     26,015          887
Spain IBEX 35 Index             39        Aug 2005      4,780           70
Sweden OMX Index               269        Aug 2005      2,997           43
Canada S&PCDA 60 Index          95       Sept 2005      9,071          349
Australia SPI Index             81       Sept 2005      6,717          137
Netherlands 200 AEX Index       44        Aug 2005      4,194           28
                                                     --------       ------
                                                     $112,781       $3,284
                                                     ========       ======

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)

                                                     SETTLEMENT    MARKET    UNREALIZED
                                                        DATE       VALUE    GAIN/(LOSS)
                                                     ----------   -------   -----------
    907                          Australian Dollar    9/16/2005   $   685       $ 10
  1,172                          Canadian Dollar      9/16/2005       959         (5)
  3,137                          Euro Currency        9/16/2005     3,811        (22)
308,626                          Japanese Yen         9/16/2005     2,758         85
  1,813                          Pound Sterling       9/16/2005     3,182         90
  2,426                          Swedish Krona        9/16/2005       313         (1)
  1,081                          Swiss Franc          9/16/2005       842          7
                                                                  -------       ----
Total contracts to deliver
   (Receivable amount $12,714)                                    $12,550       $164
                                                                  =======       ====

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2005

                                                                  Shares   Value
                                                                  ------   -----
                                                                    (dollars in
                                                                    thousands)

CONTRACTS TO RECEIVE
(AMOUNTS IN THOUSANDS)

                                                   SETTLEMENT    MARKET     UNREALIZED
                                                      DATE        VALUE    GAIN/(LOSS)
                                                   ----------   --------   -----------
    8,044                      Australian Dollar   9/16/2005    $  6,073     $   (63)
    9,619                      Canadian Dollar     9/16/2005       7,869          98
   25,448                      Euro Currency       9/16/2005      30,915          29
2,759,914                      Japanese Yen        9/16/2005      24,668        (753)
   17,329                      Pound Sterling      9/16/2005      30,417        (597)
   19,016                      Swedish Krona       9/16/2005       2,455         (29)
   11,244                      Swiss Franc         9/16/2005       8,760        (104)
                                                                --------     -------
Total contracts to receive
   (Payable amount $112,576)                                    $111,157     $(1,419)
                                                                ========     =======

Net Currency Flux                                                            $(1,255)
                                                                             =======

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $6,204 or 0.27% of net assets.

(B)  The Fund/Trust is affiliated by having the same investment advisor.

(C) All or a portion of this security is purchased with cash collateral for securities loaned.

(D) At July 31, 2005 the aggregate cost of investments for federal income tax purposes is $2,432,144 and the net unrealized appreciation of investments based on that cost is $362,661 which is comprised of $399,498 aggregate gross unrealized appreciation and $36,837 aggregate gross unrealized depreciation.

@ - All or a portion of the security is on loan at July 31, 2005.

+ - Non-income producing security.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 28, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: September 28, 2005
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 28, 2005
      ------------------